Defined Benefit Liabilities (Assets) - Changes in Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Current service cost	₩ 130,538	₩ 132,465
Interest cost	(6,752)	(8,026)
Remeasurement
Past service cost	6,795	0
Retirement benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	1,121,679	1,038,320
Current service cost	130,538	132,465
Interest cost	47,463	54,032
Remeasurement
- Demographic assumption	(761)	810
- Financial assumption	49,788	(24,953)
- Adjustment based on experience	(15,085)	18,814
Benefit paid	(157,801)	(99,396)
Past service cost	6,795	0
Changes in consolidation scope	(2,458)	0
Others	(37,834)	1,587
Ending balance	₩ 1,142,324	₩ 1,121,679